Income Taxes (Reconciliation Of Effective Tax Rate And U.S. Federal Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefit	3.80%	3.70%	2.40%
Uncertain tax positions	5.50%	(2.30%)	(0.60%)
SABMiller dividend benefit	(2.00%)	(2.30%)	(2.40%)
Domestic manufacturing deduction	(2.40%)	(2.40%)	(1.50%)
Other	(0.70%)		1.30%
Effective tax rate	39.20%	31.70%	34.20%